UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

July 31, 2017 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $5,769,040,031 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 88.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$7,605	$8,194,387
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,101,863
Orbital ATK, Inc., 5.50%, 10/1/23	1,945	2,051,975
TransDigm, Inc., 6.00%, 7/15/22	9,200	9,637,000
TransDigm, Inc., 6.50%, 7/15/24	14,665	15,599,894

		$42,585,119

Air Transportation — 0.2%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$9,853,200

		$9,853,200

Automotive & Auto Parts — 0.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,231,302
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	3,815	3,810,231
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(1)	3,035	3,016,031
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	12,310	12,894,725
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,799,765
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	1,957,231
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	4,952,742
Navistar International Corp., 8.25%, 11/1/21	15,215	15,414,697
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	3,305	3,400,019
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,877,800

		$54,354,543

Banks & Thrifts — 0.9%
Ally Financial, Inc., 3.50%, 1/27/19	$16,565	$16,854,887
Ally Financial, Inc., 6.25%, 12/1/17	5,890	5,979,823
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,696,875
CIT Group, Inc., 5.375%, 5/15/20	13,300	14,397,250
CIT Group, Inc., 5.50%, 2/15/19(1)	2,601	2,735,732
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	9,210	10,561,567

		$53,226,134

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$11,190	$11,847,413
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	8,097,125
Netflix, Inc., 5.50%, 2/15/22	8,685	9,444,938
Netflix, Inc., 5.875%, 2/15/25	5,730	6,431,925
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	10,090	10,356,174
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,213	27,261,556
Tribune Media Co., 5.875%, 7/15/22	6,235	6,570,131
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,329,275

		$86,338,537

Building Materials — 1.7%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$6,215	$6,494,675

Security	Principal Amount (000’s omitted)	Value
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$7,620	$8,029,575
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	5,199	6,004,845
CD&R Waterworks Merger Sub, LLC, 6.125%, 8/15/25(1)(4)	5,805	5,935,613
FBM Finance, Inc., 8.25%, 8/15/21(1)	10,650	11,475,375
HD Supply, Inc., 5.25%, 12/15/21(1)	5,000	5,265,625
HD Supply, Inc., 5.75%, 4/15/24(1)	11,620	12,476,975
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	13,864,275
Standard Industries, Inc., 5.50%, 2/15/23(1)	12,035	12,727,012
Standard Industries, Inc., 6.00%, 10/15/25(1)	14,595	15,726,112
USG Corp., 5.50%, 3/1/25(1)	1,695	1,815,769

		$99,815,851

Cable/Satellite TV — 7.2%
Altice Financing S.A., 6.50%, 1/15/22(1)	$1,405	$1,467,804
Altice Financing S.A., 6.625%, 2/15/23(1)	13,855	14,712,278
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	6,140	6,754,000
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	23,010	24,476,887
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,241,575
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	15,889,687
Cablevision Systems Corp., 5.875%, 9/15/22	12,265	12,985,569
Cablevision Systems Corp., 7.75%, 4/15/18	10,805	11,210,187
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	14,560,560
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,658,269
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	14,293,081
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,714,375
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,558,262
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	21,622,868
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	9,125,467
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,977,900
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	14,408,749
CSC Holdings, LLC, 8.625%, 2/15/19	4,385	4,812,538
CSC Holdings, LLC, 10.125%, 1/15/23(1)	17,855	20,823,394
CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	21,826,250
DISH DBS Corp., 5.875%, 7/15/22	12,425	13,554,929
DISH DBS Corp., 5.875%, 11/15/24	1,805	1,965,194
DISH DBS Corp., 6.75%, 6/1/21	14,092	15,589,275
DISH DBS Corp., 7.75%, 7/1/26	10,115	12,138,000
SFR Group S.A., 6.00%, 5/15/22(1)	23,425	24,537,219
SFR Group S.A., 6.25%, 5/15/24(1)	2,925	3,100,500
SFR Group S.A., 7.375%, 5/1/26(1)	15,800	17,162,750
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,293,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	12,011	12,490,920
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,965,150
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,910,687
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,444,575
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	13,041,656
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	8,324,688
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,902,688
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	6,468,800
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	8,180	8,477,448
Ziggo Secured Finance B.V., 5.50%, 1/15/27(1)	6,485	6,728,188

		$417,215,367

Security	Principal Amount (000’s omitted)	Value
Capital Goods — 0.5%
Anixter, Inc., 5.50%, 3/1/23	$7,020	$7,555,275
Welbilt, Inc., 9.50%, 2/15/24	20,975	24,488,312

		$32,043,587

Chemicals — 2.1%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	$5,350	$5,537,250
Chemours Co. (The), 5.375%, 5/15/27	4,285	4,526,031
Chemours Co. (The), 7.00%, 5/15/25	4,665	5,224,800
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	18,385	19,166,362
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	6,445	7,121,725
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,419,388
SPCM S.A., 4.875%, 9/15/25(1)	4,070	4,187,013
Tronox Finance, LLC, 6.375%, 8/15/20	26,130	26,325,975
Tronox Finance, LLC, 7.50%, 3/15/22(1)	10,220	10,756,550
Valvoline, Inc., 5.50%, 7/15/24(1)	2,810	2,985,625
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)	6,000	6,180,000
Versum Materials, Inc., 5.50%, 9/30/24(1)	9,540	10,160,100
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	10,333,225
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,696,875

		$118,620,919

Consumer Products — 1.7%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$13,610	$13,916,225
Central Garden & Pet Co., 6.125%, 11/15/23	15,080	16,211,000
HRG Group, Inc., 7.875%, 7/15/19	26,940	27,485,535
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	4,115	4,439,056
Spectrum Brands, Inc., 5.75%, 7/15/25	9,690	10,380,412
Tempur Sealy International, Inc., 5.50%, 6/15/26	3,015	3,112,988
Tempur Sealy International, Inc., 5.625%, 10/15/23	8,905	9,339,119
Vista Outdoor, Inc., 5.875%, 10/1/23	10,505	10,820,150

		$95,704,485

Containers — 2.9%
ARD Finance S.A., 7.125%, 9/15/23(5)	$8,590	$9,248,509
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	5,600	5,768,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,356,644
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	4,031,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	19,270	20,630,847
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	23,620	26,159,150
Berry Plastics Corp., 6.00%, 10/15/22	10,130	10,801,113
BWAY Holding Co., 5.50%, 4/15/24(1)	14,980	15,747,725
BWAY Holding Co., 7.25%, 4/15/25(1)	15,260	15,946,700
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	22,172,250
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,698,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	8,925	9,404,719
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	4,171	4,290,661
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	7,115	7,715,328

		$169,971,471

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$10,370	$10,810,725
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	12,725	12,963,594
DAE Funding, LLC, 4.50%, 8/1/22(1)(4)	7,630	7,782,600

Security	Principal Amount (000’s omitted)	Value
DAE Funding, LLC, 5.00%, 8/1/24(1)(4)	$12,725	$13,027,219
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,115	7,324,003
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	9,255	9,657,037
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,875,100
Navient Corp., 5.50%, 1/15/19	12,170	12,672,012
Navient Corp., 7.25%, 1/25/22	1,240	1,362,450
Navient Corp., 8.00%, 3/25/20	10,785	11,955,173
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	27,825	28,416,281
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	17,915	18,284,497

		$140,130,691

Diversified Media — 1.2%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,287,625
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,291,956
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,020,038
IAC/InterActiveCorp, 4.875%, 11/30/18	10,598	10,722,526
MDC Partners, Inc., 6.50%, 5/1/24(1)	24,130	24,371,300
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,507,800
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,780,475

		$69,981,720

Energy — 13.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	$9,090	$9,226,350
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	2,720	2,835,600
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	6,660	6,759,900
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	5,505	5,670,150
Andeavor Corp., 5.375%, 10/1/22	11,035	11,409,268
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.25%, 1/15/25	4,970	5,336,538
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	3,100	3,274,375
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	7,445	7,947,537
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	6,250	6,859,375
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	8,495	8,813,562
Antero Resources Corp., 5.375%, 11/1/21	11,185	11,562,494
Antero Resources Corp., 5.625%, 6/1/23	13,015	13,405,450
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	3,580	3,678,450
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	19,791,450
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(1)	10,840	11,314,250
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	15,580	16,943,250
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	20,170,031
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,736	2,910,420
Concho Resources, Inc., 5.50%, 4/1/23	24,330	25,242,375
Continental Resources, Inc., 4.50%, 4/15/23	8,720	8,523,800
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	14,922,181
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	13,000,500
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	11,823	12,059,460
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	1,932,025
Denbury Resources, Inc., 9.00%, 5/15/21(1)	12,355	11,829,912
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,745,350
Diamondback Energy, Inc., 5.375%, 5/31/25	10,360	10,774,400
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	20,580	21,326,025
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	16,191	17,405,325
Energy Transfer Equity, L.P., 5.875%, 1/15/24	17,880	19,355,100
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	9,045,950

Security	Principal Amount (000’s omitted)	Value
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	$6,610	$6,709,150
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	6,860	5,363,663
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)(4)	3,925	4,057,469
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	13,112	13,751,210
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	15,380	15,495,350
Gulfport Energy Corp., 6.00%, 10/15/24(1)	19,000	18,893,600
Gulfport Energy Corp., 6.625%, 5/1/23	5,360	5,440,400
Halcon Resources Corp., 6.75%, 2/15/25(1)	10,305	10,588,387
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,116,994
Matador Resources Co., 6.875%, 4/15/23	18,470	19,670,550
Murphy Oil Corp., 6.875%, 8/15/24	3,725	3,967,125
Newfield Exploration Co., 5.375%, 1/1/26	3,090	3,236,775
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,427,875
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)(4)	2,440	2,516,250
NGPL PipeCo, LLC, 4.875%, 8/15/27(1)(4)	2,450	2,529,625
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,205	3,180,963
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,085	3,069,575
Oasis Petroleum, Inc., 6.875%, 1/15/23	16,210	16,007,375
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	5,135	5,250,538
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,624,750
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,761,825
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	11,400	11,514,000
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25(1)	5,350	5,269,750
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	15,074,775
PDC Energy, Inc., 6.125%, 9/15/24(1)	2,630	2,712,188
Precision Drilling Corp., 6.50%, 12/15/21	1,700	1,678,750
Precision Drilling Corp., 6.625%, 11/15/20	1,163	1,157,120
Precision Drilling Corp., 7.75%, 12/15/23	695	701,950
Resolute Energy Corp., 8.50%, 5/1/20	7,527	7,621,087
Rice Energy, Inc., 7.25%, 5/1/23	3,095	3,338,731
RSP Permian, Inc., 6.625%, 10/1/22	22,005	23,077,744
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	32,610	34,403,550
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,865,000
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	22,740	23,848,575
SM Energy Co., 6.125%, 11/15/22	2,800	2,757,126
SM Energy Co., 6.50%, 11/15/21	11,000	11,000,000
SM Energy Co., 6.50%, 1/1/23	7,385	7,403,462
Southwestern Energy Co., 5.80%, 1/23/20	5,850	6,069,375
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23	5,015	5,303,363
Tervita Escrow Corp., 7.625%, 12/1/21(1)	14,195	14,478,900
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	10,585	10,029,287
Weatherford International, Ltd., 8.25%, 6/15/23	2,745	2,793,038
Weatherford International, Ltd., 9.875%, 2/15/24(1)	6,340	6,831,350
Whiting Petroleum Corp., 5.00%, 3/15/19	2,925	2,910,375
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,643,063
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	11,365	11,166,112
Williams Cos., Inc. (The), 3.70%, 1/15/23	12,106	12,041,596
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,516,625
Williams Cos., Inc. (The), 5.75%, 6/24/44	9,745	10,183,525
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	12,015	12,617,889
WPX Energy, Inc., 7.50%, 8/1/20	6,372	6,849,900

		$778,588,508

Security	Principal Amount (000’s omitted)	Value
Entertainment/Film — 0.1%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$5,700	$5,828,250
Regal Entertainment Group, 5.75%, 3/15/22	1,715	1,792,004

		$7,620,254

Environmental — 0.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$10,625	$11,050,000
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,951,962
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,672,450
Covanta Holding Corp., 5.875%, 7/1/25	6,605	6,439,875
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,744,325
GFL Environmental, Inc., 5.625%, 5/1/22(1)	3,480	3,610,500
GFL Environmental, Inc., 9.875%, 2/1/21(1)	3,280	3,567,000

		$45,036,112

Food & Drug Retail — 0.4%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(1)	$10,110	$9,200,100
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	6,175	5,819,937
Rite Aid Corp., 6.125%, 4/1/23(1)	10,290	10,238,550
Safeway, Inc., 7.25%, 2/1/31	700	647,500

		$25,906,087

Food/Beverage/Tobacco — 2.5%
Dean Foods Co., 6.50%, 3/15/23(1)	$24,020	$24,950,775
Dole Food Co., Inc., 7.25%, 6/15/25(1)	14,120	15,037,800
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	23,715	25,612,200
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,795	1,866,800
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	4,510	4,859,525
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,942,869
Post Holdings, Inc., 5.50%, 3/1/25(1)	15,390	16,274,925
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,599,400
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	20,655,675
US Foods, Inc., 5.875%, 6/15/24(1)	12,770	13,392,537
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,983,507

		$142,176,013

Gaming — 2.3%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$5,297	$2,066,005
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,580	3,848,500
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,170,138
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	11,097,604
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,307,572
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,947,150
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	7,980	8,079,750
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	9,075	9,937,125
MGM Resorts International, 6.00%, 3/15/23	12,500	13,875,000
MGM Resorts International, 6.625%, 12/15/21	6,220	7,013,050
MGM Resorts International, 7.75%, 3/15/22	24,755	29,146,537
Scientific Games International, Inc., 7.00%, 1/1/22(1)	5,765	6,154,137
Scientific Games International, Inc., 10.00%, 12/1/22	4,980	5,571,375
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	7,268,380

Security	Principal Amount (000’s omitted)	Value
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(1)	$5,140	$5,152,850
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	9,455	3,545,625

		$131,180,798

Health Care — 9.8%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,450	$1,520,688
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	4,885	5,263,588
Alere, Inc., 6.375%, 7/1/23(1)	5,239	5,658,120
Alere, Inc., 7.25%, 7/1/18	2,470	2,482,968
Centene Corp., 4.75%, 5/15/22	4,335	4,595,100
Centene Corp., 4.75%, 1/15/25	18,525	19,358,625
Centene Corp., 5.625%, 2/15/21	9,335	9,731,738
Centene Corp., 6.125%, 2/15/24	9,335	10,175,150
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	25,715	26,422,162
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	13,765	13,360,144
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(5)	9,975	10,398,938
Envision Healthcare Corp., 5.625%, 7/15/22	5,615	5,836,091
Envision Healthcare Corp., 6.25%, 12/1/24(1)	17,995	19,434,600
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,797,344
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	6,025,881
HCA, Inc., 4.50%, 2/15/27	2,650	2,718,736
HCA, Inc., 5.25%, 6/15/26	18,460	20,023,340
HCA, Inc., 5.875%, 2/15/26	13,250	14,475,625
HCA, Inc., 6.50%, 2/15/20	12,235	13,397,325
HCA, Inc., 7.50%, 2/15/22	10,400	12,038,000
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	20,515,687
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,412,400
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	13,972,200
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	32,260	34,356,900
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	9,259,100
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	13,985	15,768,087
MEDNAX, Inc., 5.25%, 12/1/23(1)	6,980	7,206,850
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	54,780	59,436,300
PRA Holdings, Inc., 9.50%, 10/1/23(1)	10,289	11,407,929
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,710,475
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,410,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,326,931
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,242,938
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,558,638
Tenet Healthcare Corp., 8.125%, 4/1/22	24,335	26,220,962
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	13,520	11,694,800
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	38,705	37,834,137
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	10,220	10,807,650
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	312	312,468
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	20,625	22,017,187
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	7,780,500
WellCare Health Plans, Inc., 5.25%, 4/1/25	25,035	26,599,687

		$566,565,989

Homebuilders/Real Estate — 1.1%
CalAtlantic Group, Inc., 5.00%, 6/15/27	$5,375	$5,469,062
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	12,660	13,720,275

Security	Principal Amount (000’s omitted)	Value
Mattamy Group Corp., 6.875%, 12/15/23(1)	$18,800	$19,223,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,465,700
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	13,433,850

		$61,311,887

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$15,869,625
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	10,600	10,732,500
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,406,650

		$33,008,775

Insurance — 1.4%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	$21,475	$22,978,250
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	24,645	25,384,350
AssuredPartners, Inc., 7.00%, 8/15/25(1)(4)	5,925	5,984,250
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(5)	11,950	11,964,938
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,390,981

		$78,702,769

Leisure — 0.7%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$11,585	$11,947,031
NCL Corp., Ltd., 4.75%, 12/15/21(1)	10,135	10,515,062
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,530,221
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,897,000
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	5,805	6,109,763

		$41,999,077

Metals/Mining — 3.3%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$5,255	$5,819,912
Eldorado Gold Corp., 6.125%, 12/15/20(1)	25,725	26,368,125
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	5,005	5,217,713
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	16,055	16,596,856
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	25,525	26,265,225
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,867,813
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	5,811,487
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	8,318,050
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	6,530	7,199,325
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	3,984,175
Lundin Mining Corp., 7.875%, 11/1/22(1)	3,665	4,013,175
New Gold, Inc., 6.25%, 11/15/22(1)	18,590	19,333,600
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	5,241,600
Novelis Corp., 5.875%, 9/30/26(1)	11,570	12,206,350
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,547,825
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	10,085	10,437,975
Teck Resources, Ltd., 5.20%, 3/1/42	2,365	2,320,656
Teck Resources, Ltd., 5.40%, 2/1/43	5,275	5,195,875
Teck Resources, Ltd., 6.00%, 8/15/40	2,655	2,840,850
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	10,078,875

		$188,665,462

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$12,150	$11,709,563
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(5)	2,010	2,020,050

		$13,729,613

Security	Principal Amount (000’s omitted)	Value
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$17,029,450

		$17,029,450

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,522,375
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	19,095	19,753,777
Landry’s, Inc., 6.75%, 10/15/24(1)	11,565	11,886,507
Yum! Brands, Inc., 3.75%, 11/1/21	8,320	8,538,400
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,390,700
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,171,463
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,783,659

		$65,046,881

Services — 5.2%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	$10,165	$11,054,438
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,495,000
Carlson Travel, Inc., 6.75%, 12/15/23(1)	9,120	9,279,600
Carlson Travel, Inc., 9.50%, 12/15/24(1)	7,510	7,603,875
Cloud Crane, LLC, 10.125%, 8/1/24(1)	12,125	13,670,937
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	14,896,000
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	9,915	9,685,964
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,855,831
Gartner, Inc., 5.125%, 4/1/25(1)	10,020	10,621,200
Hertz Corp. (The), 5.50%, 10/15/24(1)	6,125	5,022,500
Hertz Corp. (The), 6.25%, 10/15/22	3,020	2,650,050
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	10,022,610
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	11,225	11,730,125
Laureate Education, Inc., 8.25%, 5/1/25(1)	20,025	21,827,250
Laureate Education, Inc., 9.25%, 9/1/19	18,575	23,626,285
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	17,425	19,494,219
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	28,360,350
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	5,305	5,578,950
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,447,975
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,541,250
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,958,300
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	15,420	15,150,150
TMS International Corp., 7.625%, 10/15/21(1)	12,245	12,829,699
United Rentals North America, Inc., 5.50%, 5/15/27	2,245	2,374,088
United Rentals North America, Inc., 6.125%, 6/15/23	1,615	1,693,731
United Rentals North America, Inc., 7.625%, 4/15/22	2,722	2,847,893
Vizient, Inc., 10.375%, 3/1/24(1)	10,690	12,387,037

		$300,705,307

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$3,490	$3,559,800
Allegheny Technologies, Inc., 7.875%, 8/15/23	8,295	8,751,225
ArcelorMittal, 6.75%, 2/25/22	3,775	4,275,187
United States Steel Corp., 8.375%, 7/1/21(1)	4,985	5,527,119
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	1,060	1,203,100

		$23,316,431

Super Retail — 2.1%
Dollar Tree, Inc., 5.25%, 3/1/20	$9,275	$9,553,250
Dollar Tree, Inc., 5.75%, 3/1/23	18,530	19,711,287

Security	Principal Amount (000’s omitted)	Value
Hot Topic, Inc., 9.25%, 6/15/21(1)	$11,680	$11,052,200
L Brands, Inc., 6.875%, 11/1/35	12,970	12,516,050
L Brands, Inc., 8.50%, 6/15/19	12,810	14,187,075
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,832,875
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	7,001,300
Party City Holdings, Inc., 6.125%, 8/15/23(1)	13,190	13,915,450
PVH Corp., 7.75%, 11/15/23	13,090	15,773,450
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	8,115	8,317,875

		$118,860,812

Technology — 9.1%
Avaya, Inc., 9.00%, 4/1/19(1)(7)	$11,110	$9,110,200
Camelot Finance S.A., 7.875%, 10/15/24(1)	8,395	9,150,550
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	14,480	14,552,400
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	15,650	16,902,000
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	13,500	14,191,875
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	23,105	25,844,121
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	17,365	19,333,444
EIG Investors Corp., 10.875%, 2/1/24	16,060	17,906,900
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,963,375
First Data Corp., 5.375%, 8/15/23(1)	7,405	7,765,994
First Data Corp., 7.00%, 12/1/23(1)	47,970	51,867,562
Infor (US), Inc., 5.75%, 8/15/20(1)	5,090	5,249,063
Infor (US), Inc., 6.50%, 5/15/22	14,365	15,029,381
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(5)	8,420	8,756,800
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	10,985	11,493,056
Match Group, Inc., 6.375%, 6/1/24	6,945	7,587,413
Micron Technology, Inc., 5.25%, 8/1/23(1)	7,195	7,543,511
Micron Technology, Inc., 7.50%, 9/15/23	20,455	22,866,440
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	16,676,675
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	11,340	11,921,175
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	8,295	8,980,831
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	8,680	9,396,100
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,405	21,271,219
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	18,543,825
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	15,945	18,416,475
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	12,970	13,845,475
Symantec Corp., 5.00%, 4/15/25(1)	7,590	7,969,500
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	9,010	9,775,850
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	14,845	16,515,063
Western Digital Corp., 7.375%, 4/1/23(1)	29,115	32,026,500
Western Digital Corp., 10.50%, 4/1/24	27,405	32,509,181
Zebra Technologies Corp., 7.25%, 10/15/22	27,665	29,497,806

		$525,459,760

Telecommunications — 7.3%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$9,100,425
CenturyLink, Inc., 7.50%, 4/1/24	19,165	20,865,894
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	4,315	4,379,725
Digicel, Ltd., 6.00%, 4/15/21(1)	14,650	14,294,737
Equinix, Inc., 5.375%, 5/15/27	7,730	8,377,388
Equinix, Inc., 5.875%, 1/15/26	13,010	14,278,475
Frontier Communications Corp., 6.25%, 9/15/21	11,985	10,572,927
Frontier Communications Corp., 6.875%, 1/15/25	9,340	7,425,300

Security	Principal Amount (000’s omitted)	Value
Frontier Communications Corp., 7.625%, 4/15/24	$2,695	$2,209,900
Frontier Communications Corp., 10.50%, 9/15/22	11,585	10,918,862
Frontier Communications Corp., 11.00%, 9/15/25	7,375	6,766,563
Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,899,138
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,660,840
Hughes Satellite Systems Corp., 6.625%, 8/1/26	10,660	11,686,025
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	10,495	9,104,413
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	19,455	18,774,075
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	8,090	8,807,988
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	10,025	10,388,406
Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	9,047,175
Level 3 Financing, Inc., 5.375%, 1/15/24	6,180	6,519,900
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,456,950
Sprint Capital Corp., 6.875%, 11/15/28	8,840	9,657,700
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,316,588
Sprint Communications, Inc., 7.00%, 8/15/20	19,670	21,538,650
Sprint Communications, Inc., 9.00%, 11/15/18(1)	10,426	11,299,177
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,480,000
Sprint Corp., 7.125%, 6/15/24	7,445	8,180,194
Sprint Corp., 7.25%, 9/15/21	13,335	14,768,512
Sprint Corp., 7.625%, 2/15/25	14,960	16,904,800
Sprint Corp., 7.875%, 9/15/23	42,055	47,837,562
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,444,450
T-Mobile USA, Inc., 6.50%, 1/15/26	26,780	29,859,700
T-Mobile USA, Inc., 6.625%, 4/1/23	11,280	11,956,800
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	9,610	9,742,137
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	6,385	6,784,063
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,295,825
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,590,250

		$419,191,514

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, 7.00%, 3/1/21(1)	$5,080	$4,889,500
XPO Logistics, Inc., 6.125%, 9/1/23(1)	5,325	5,557,969
XPO Logistics, Inc., 6.50%, 6/15/22(1)	15,315	15,965,887

		$26,413,356

Utilities — 2.0%
AES Corp. (The), 5.50%, 3/15/24	$5,981	$6,280,050
AES Corp. (The), 5.50%, 4/15/25	1,030	1,084,075
AES Corp. (The), 6.00%, 5/15/26	18,405	19,854,394
Dynegy, Inc., 6.75%, 11/1/19	8,245	8,569,647
Dynegy, Inc., 7.375%, 11/1/22	9,265	9,415,556
Dynegy, Inc., 7.625%, 11/1/24	9,410	9,362,950
Dynegy, Inc., 8.00%, 1/15/25(1)	5,605	5,576,975
NRG Energy, Inc., 7.25%, 5/15/26	14,370	15,268,125
NRG Energy, Inc., 7.875%, 5/15/21	1,673	1,731,555
NRG Yield Operating, LLC, 5.00%, 9/15/26	12,835	13,163,833
NRG Yield Operating, LLC, 5.375%, 8/15/24	8,490	8,914,500
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	7,680	8,140,800
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	1,470	1,536,150
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	4,530	4,847,100

		$113,745,710

Security	Principal Amount (000’s omitted)	Value

Total Corporate Bonds & Notes (identified cost $4,873,339,569)		$5,114,102,189

Senior Floating-Rate Loans — 6.9%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.48%, Maturing 9/1/21	$3,004	$3,024,162

		$3,024,162

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.23%, Maturing 11/30/23	$8,854	$8,951,050

		$8,951,050

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.98%, Maturing 3/20/22	$11,975	$12,038,623

		$12,038,623

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.69%, Maturing 8/23/21	$23,545	$25,391,823

		$25,391,823

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.99%, Maturing 8/21/20	$6,500	$6,531,687

		$6,531,687

Gaming — 0.6%
Gateway Casinos & Entertainment Limited, Term Loan, 5.05%, Maturing 2/22/23	$3,000	$3,027,501
GLP Financing, LLC, Term Loan, 2.97%, Maturing 4/29/21	13,850	13,746,125
Lago Resort & Casino, LLC, Term Loan, 10.80%, Maturing 3/7/22	16,220	16,260,550

		$33,034,176

Health Care — 1.0%
inVentiv Health, Inc., Term Loan, 4.95%, Maturing 11/9/23	$12,144	$12,185,180
MPH Acquisition Holdings, LLC, Term Loan, 4.30%, Maturing 6/7/23	10,225	10,277,109
Press Ganey Holdings, Inc., Term Loan, 4.48%, Maturing 10/21/23	16,771	16,896,505
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.48%, Maturing 10/21/24	12,770	13,113,194
Vizient, Inc., Term Loan, 4.73%, Maturing 2/13/23	3,506	3,554,424

		$56,026,412

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.23%, Maturing 5/4/22	$7,181	$7,098,608

		$7,098,608

Services — 0.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.80%, Maturing 7/25/22	$19,715	$18,482,812
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.73%, Maturing 12/17/21	6,013	6,040,905

		$24,523,717

Super Retail — 0.3%
National Vision, Inc., Term Loan, 4.23%, Maturing 3/12/21	$7,737	$7,769,464
National Vision, Inc., Term Loan - Second Lien, 6.98%, Maturing 3/11/22	10,000	9,837,500

		$17,606,964

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 1.3%
EIG Investors Corp., Term Loan, 5.24%, Maturing 2/9/23	$35,341	$35,679,807
Riverbed Technology, Inc., Term Loan, 4.49%, Maturing 4/24/22	3,006	2,966,427
Solera, LLC, Term Loan, 4.51%, Maturing 3/3/23	12,750	12,847,102
Veritas Bermuda Ltd., Term Loan, 5.80%, Maturing 1/27/23	21,362	21,571,560

		$73,064,896

Telecommunications — 2.2%
Asurion, LLC, Term Loan, 4.48%, Maturing 8/4/22	$4,802	$4,827,513
Asurion, LLC, Term Loan - Second Lien, 8.73%, Maturing 3/3/21	45,550	45,678,132
Asurion, LLC, Term Loan - Second Lien, Maturing 7/11/25(10)	28,010	28,791,955
CenturyLink, Inc., Term Loan, 2.75%, Maturing 1/31/25	23,735	23,447,593
Intelsat Jackson Holdings S.A., Term Loan, 4.00%, Maturing 6/30/19	8,210	8,192,045
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, Maturing 8/31/21	15,610	16,000,250

		$126,937,488

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,307,222
CEVA Intercompany B.V., Term Loan, 6.81%, Maturing 3/19/21	1,878	1,768,086
CEVA Logistics Canada, ULC, Term Loan, 6.81%, Maturing 3/19/21	324	304,842
CEVA Logistics US Holdings, Inc., Term Loan, 6.81%, Maturing 3/19/21	2,591	2,438,739

		$6,818,889

Total Senior Floating-Rate Loans (identified cost $397,016,154)		$401,048,495

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,670,825
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,829,313

Total Convertible Bonds (identified cost $23,800,683)		$25,500,138

Common Stocks — 0.5%

Security	Shares	Value
Consumer Products — 0.0%(8)
HF Holdings, Inc.(11)(12)(6)	3,400	$52,156

		$52,156

Energy — 0.5%
Ascent CNR Corp., Class A(6)(11)(12)	32,029,863	$7,174,689
Bonanza Creek Energy, Inc.(11)	256,441	7,447,047
Nine Point Energy Holdings, Inc.(1)(6)(11)	129,963	1,911,236
Patterson-UTI Energy, Inc.	312,380	6,041,429
Seven Generations Energy, Ltd., Class A(11)	251,036	4,363,305

		$26,937,706

Security	Shares	Value
Gaming — 0.0%(8)
New Cotai Participation Corp., Class B(6)(11)(12)	36	$250,956

		$250,956

Total Common Stocks (identified cost $39,180,567)		$27,240,818

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(1)(5)(6)	2,928	$2,928,000

Total Convertible Preferred Stocks (identified cost $2,928,000)		$2,928,000

Miscellaneous — 0.5%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(6)(11)	11,599,560	$0

		$0

Gaming — 0.5%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(11)	$2,349,221	$1,174
PGP Investors, LLC, Membership Interests(6)(11)(12)	38,571	26,074,287

		$26,075,461

Total Miscellaneous (identified cost $13,303,125)		$26,075,461

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(13)	114,262,887	$114,285,740

Total Short-Term Investments (identified cost $114,285,740)		$114,285,740

Total Investments — 99.0% (identified cost $5,463,853,838)		$5,711,180,841

Other Assets, Less Liabilities — 1.0%		$57,890,827

Net Assets — 100.0%		$5,769,071,668

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $2,958,236,540 or 51.3% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued/delayed delivery security.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Amount is less than 0.05%.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $1,689,630.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,584,551	CAD	5,690,986	State Street Bank and Trust Company	10/31/17	$14,734	$—

						$14,734	$—

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

Restricted Securities

At July 31, 2017, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$7,174,689
HF Holdings, Inc.	10/27/09	3,400	182,613	52,156
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	250,956

Total Common Stocks			$1,294,113	$7,477,801

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$26,074,287

Total Miscellaneous			$13,303,125	$26,074,287

Total Restricted Securities			$14,597,238	$33,552,088

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $14,734.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,475,543,037

Gross unrealized appreciation	$295,527,061
Gross unrealized depreciation	(59,889,257)

Net unrealized appreciation	$235,637,804

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$5,114,102,189	$—	$5,114,102,189
Senior Floating-Rate Loans	—	401,048,495	—	401,048,495
Convertible Bonds	—	25,500,138	—	25,500,138
Common Stocks	17,851,781	—	9,389,037	27,240,818
Convertible Preferred Stocks	—	—	2,928,000	2,928,000
Miscellaneous	—	1,174	26,074,287	26,075,461
Short-Term Investments	—	114,285,740	—	114,285,740
Total Investments	$17,851,781	$5,654,937,736	$38,391,324	$5,711,180,841
Forward Foreign Currency Exchange Contracts	$—	$14,734	$—	$14,734
Total	$17,851,781	$5,654,952,470	$38,391,324	$5,711,195,575

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017